Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Inventories [Abstract]
Finished commercial product available-for-sale	$ 4,032	$ 5,273
Finished retail pharmacy product available for sale	216
Unfinished product and packaging materials	891	1,055
Current inventories	$ 5,139	$ 6,328